Segment and Geographical Information - Long-lived Assets (Details) - Geographic Concentration Risk - Net Assets, Geographic Area - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 49	$ 131
Long-lived assets (as a percent)	100.00%	100.00%
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 42	$ 55
Long-lived assets (as a percent)	86.00%	42.00%
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 5	$ 57
Long-lived assets (as a percent)	10.00%	44.00%
Rest of World
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2	$ 19
Long-lived assets (as a percent)	4.00%	14.00%